UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $88,219 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     3642    76010 SH       SOLE                    76010
ACCENTURE LTD                  COM              G1151C101     5439   112170 SH       SOLE                   112170
ALTRIA GROUP INC               COM              02209S103      539    21900 SH       SOLE                    21900
AMERISOURCEBERGEN CORP         COM              03073E105      219     6420 SH       SOLE                     6420
APPLE INC COM                  COM              037833100     5362    16624 SH       SOLE                    16624
AUTOMATIC DATA PROCESSING      COM              053015103      315     6810 SH       SOLE                     6810
BECTON DICKINSON               COM              075887109     2981    35266 SH       SOLE                    35266
BERKSHIRE HATHAWAY 'B'         COM              084670702     5944    74200 SH       SOLE                    74200
CHECK POINT                    COM              M22465104     5918   127930 SH       SOLE                   127930
COCA-COLA                      COM              191216100      444     6750 SH       SOLE                     6750
COLGATE-PALMOLIVE              COM              194162103     2617    32566 SH       SOLE                    32566
EXPEDIA INC                    COM              30212P105     2551   101690 SH       SOLE                   101690
EXXON MOBIL CORP               COM              30231G102      336     4600 SH       SOLE                     4600
GENERAL DYNAMICS               COM              369550108     3576    50390 SH       SOLE                    50390
GILEAD SCIENCES                COM              375558103     2369    65375 SH       SOLE                    65375
GOOGLE INC CL A                COM              38259P508     4990     8401 SH       SOLE                     8401
GRAINGER WW                    COM              384802104     2443    17688 SH       SOLE                    17688
HARRIS CORP                    COM              413875105     4436    97920 SH       SOLE                    97920
HEWLETT PACKARD                COM              428236103     4631   110008 SH       SOLE                   110008
HOME DEPOT                     COM              437076102      252     7181 SH       SOLE                     7181
INTEL CORP.                    COM              458140100      209     9920 SH       SOLE                     9920
INTL BUS. MACHINES             COM              459200101      367     2500 SH       SOLE                     2500
JOHN WILEY & SONS              COM              968223206      239     5290 SH       SOLE                     5290
JOHNSON&JOHNSON                COM              478160104      403     6522 SH       SOLE                     6522
KRAFT FOODS                    COM              50075N104      702    22285 SH       SOLE                    22285
MCKESSON CORP                  COM              58155Q103     3552    50465 SH       SOLE                    50465
MICROSOFT                      COM              594918104     4825   172870 SH       SOLE                   172870
MYLAN LABS INC                 COM              628530107      314    14875 SH       SOLE                    14875
NIKE INC CLASS B               COM              654106103     3512    41110 SH       SOLE                    41110
PATTERSON INC.                 COM              703395103     1792    58501 SH       SOLE                    58501
PEPSICO INC.                   COM              713448108     3548    54302 SH       SOLE                    54302
PHILIP MORRIS INTL             COM              718172109     1282    21900 SH       SOLE                    21900
PROCTER & GAMBLE               COM              742718109      271     4217 SH       SOLE                     4217
SARA LEE                       COM              803111103      364    20810 SH       SOLE                    20810
SPDR TR Unit Ser 1             COM              78462F103     1063     8450 SH       SOLE                     8450
T ROWE PRICE INC               COM              74144T108      207     3200 SH       SOLE                     3200
TELLABS INC.                   COM              879664100      141    20745 SH       SOLE                    20745
TEX INSTRUMENTS INC            COM              882508104      234     7200 SH       SOLE                     7200
TOTAL SYSTEM SERVICES          COM              891906109      284    18440 SH       SOLE                    18440
VARIAN MED SYS                 COM              92220P105     2318    33460 SH       SOLE                    33460
VISA INC                       COM              92826C839     3308    47005 SH       SOLE                    47005
WAL-MART STORES                COM              931142103      270     5013 SH       SOLE                     5013
WIKI GROUP INC COM             COM              967734302       10    30000 SH       SOLE                    30000